Hybrid Bonds	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Hybrid Bonds
25.	Hybrid Bonds

(a)
As of December 31, 2022, POSCO, a subsidiary of the Company, held hybrid bonds, which were classified as non-controlling
interests in the consolidated financial statements. During the year ended December 31, 2023, the call option on the hybrid bonds was exercised and redeemed. Hybrid bonds as of December 31, 202
2
 and December 31, 202
3
 are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2022		2023
Hybrid bond 1-2(*1,2)	2013-06-13	2043-06-13	4.60	￦	200,000	—
Issuance cost					(616)	—

				￦	199,384	—

(*1)	During the year ended December 31, 2023, call option on the hybrid bonds was exercised and redeemed by POSCO, a subsidiary of the Company.
(*2)	Details of issuance of hybrid bonds as of December 31, 2023 are as follows:

Hybrid bond 1-2
Maturity date	30 years (The issuer has a right to extend the maturity date)

Interest rate
Issue date ~
2023-06-12
: 4.60%
Reset every 10 years as follows;
· After 10 years : return on government bond of the Republic of Korea (10 years) + 1.40%
· After 10 years : additionally +0.25% according to
Step-up
clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company)

Others	The issuer can call the hybrid bond at year 10th anniversary of issuance and interest payment date afterwards

(b)
As of December 31, 2022, POSCO INTERNATIONAL Corporation, a subsidiary of the Company, held hybrid bonds, which were classified as non-controlling
interests in the consolidated financial statements. During the year ended December 31, 2023, the call option on the hybrid bonds was exercised and redeemed. POSCO ENERGY CO., LTD., which issued hybrid bonds, was merged with POSCO INTERNATIONAL Corporation during the year ended December 31, 2023. Hybrid bonds as of December 31, 2022 and December 31, 2023 are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2022		2023
Hybrid bond 1-4(*1,2)	2013-08-29	2043-08-29	5.21	￦	140,000	—
Issuance cost					(429)	—

				￦	139,571	—

(*1)	During the year ended December 31, 2023, call option on the hybrid bonds was exercised and redeemed by POSCO INTERNATIONAL Corporation, a subsidiary of the Company.
(*2)	Details of issuance of hybrid bonds are as follows:

Hybrid bond 1-4
Maturity date	30 years (The issuer has a right to extend the maturity date)

Interest rate
Issue date ~
2023-08-29
: 5.21%
Reset every 10 years as follows;
· After 10 years : return on government bond (10 years) + 1.55%
· After 10 years : additionally +0.25% according to
Step-up
clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company)

Others	The issuer can call the hybrid bond at year 10th anniversary of issuance and interest payment date afterwards